S000057735 [Member] Investment Objectives and Goals - Morningstar Alternatives Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Morningstar Alternatives Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation and low sensitivity to traditional U.S. asset classes.